Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants Outstanding, Fair Value Measurement Inputs
The following table provides quantitative information regarding the Private Placement Warrants Level 3 fair value inputs for the following measurement dates:

	As of
	March 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$7.30	$8.04
Option term (in years)	4.75	5.00
Volatility	38.1%	32.5%
Risk-free interest rate	2.42%	1.26%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of
December 31, 2021
Exercise price	$11.50
Stock price	$8.04
Option term (in years)	5.00
Volatility	33%
Risk-free interest rate	1.26%